Property and Equipment - Components of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross		$ 3,031	$ 3,006
Less: accumulated depreciation and amortization		(1,560)	(1,253)
Property and equipment, net	$ 1,079	1,471	1,753
Laboratory Equipment [Member]
Property and equipment, gross		638	1,035
Furniture and Fixtures [Member]
Property and equipment, gross		119	655
Computer and Hardware [Member]
Property and equipment, gross		303	299
Leasehold Improvements [Member]
Property and equipment, gross		958	1,017
Finance Lease, Right-of-Use Assets [Member]
Property and equipment, gross		$ 1,013